SUPPLEMENT TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                       OF
                       EVERGREEN SELECT FIXED INCOME FUNDS
                          EVERGREEN SELECT EQUITY FUNDS
                      EVERGREEN STATE MUNICIPAL BOND FUNDS
                  EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                            EVERGREEN BALANCED FUNDS
                        EVERGREEN GROWTH AND INCOME FUNDS
                         EVERGREEN DOMESTIC GROWTH FUNDS
                             EVERGREEN SECTOR FUNDS
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS
                 EVERGREEN INTERNATIONAL AND GLOBAL GROWTH FUNDS
                          EVERGREEN MONEY MARKET FUNDS
                           (collectively the "Funds")



I. Effective June 15, 2001, the following schedules of dealer commissions will be attributed to all purchases of Class A shares over $1 million:

Evergreen Balanced Funds, Evergreen Growth and Income Funds, Evergreen Domestic Growth Funds, Evergreen Sector Funds, Evergreen International and Global Growth Funds and Evergreen Intermediate and Long Term Bond Funds. In addition to the above Fund groups, the following individual Funds are also affected: Evergreen Select Strategic Growth Fund, Evergreen Core Bond Fund and Evergreen Special Equity Fund

                                            As a % of                 As a %          Dealer
         Your                               NAV excluding             of your         commission
         Investment                         sales charge              investment      as a % of  NAV
         $1,000,000-$2,999,999              0.00%                     0.00%           1.00% of the first
                                                                                      $2,999,999, plus,
         $3,000,000-$4,999,999              0.00%                     0.00%           0.50% of the next
                                                                                      $2,000,000, plus
         $5,000,000 or greater              0.00%                     0.00%           0.25% of amounts
                                                                                      equal to or over
                                                                                      $5,000,000

Evergreen Intermediate Term Bond Fund, Evergreen Short-Duration Income Fund and Evergreen Short-Intermediate Municipal Bond Fund

                                            As a % of                  As a %          Dealer
         Your                               NAV excluding              of your         commission
         Investment                         sales charge               investment       as a % of  NAV
         $1,000,000-$2,999,999              0.00%                      0.00%            0.50% of the first
                                                                                        $2,999,999, plus,
         $3,000,000 or greater              0.00%                      0.00%            0.25% of amounts
                                                                                        equal to or over $3,000,000

         Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund1

                                    As a % of                 As a %            Dealer
         Your                       NAV excluding             of your           commission
         Investment                 sales charge              investment        as a % of  NAV
         $1,000,000 or greater      0.00%                     0.00%             0.25% of all amounts
                                                                                equal to $1,000,000 and over

         Purchases of Class A shares made at NAV within 12-month period by a corporate or certain other qualified retirement plan; or by a non-qualified deferred compensation plan of Title I tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (certain plans may require a greater number of eligible employees); are subject to a dealer commission of 1.00% of the amount of purchase (subject to recapture upon early redemption).

         EDI may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment professionals. Such incentives may, at EDI's discretion, be limited to investment professionals who allow their individual selling representatives to participate in such additional commissions.

         Also effective June 15, 2001, the following language is added to the Funds SAI under the section DISTRIBUTION EXPENSES UNDER RULE 12b-1:


          SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT PROFESSIONALS

Service Fees

         EDI will pay service fees to investment professionals based on the average daily net asset value of Class A, Class B, Class S, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares of a Fund which the investment professional has sold and which are issued and outstanding on the books of such Fund during each quarter, and which are registered in the names of customers for whom the investment professional is the dealer of record ("Eligible Shares").

         The rate of such service fees of the Funds for Class A, B and Institutional Service shares (excluding Evergreen Money Market Funds, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         The rate of service fees of the Funds with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of the Funds with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of the Funds with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

         The rate of service fees of the Funds with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of the Funds with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of the Funds with Class S Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         In any quarter in which total service fees earned by the investment professional on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment professional nor will such amounts be carried over for payment in a future quarter. Service fees will be paid by the twentieth day of the month before the end of the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Funds.

         For Evergreen Money Market Funds, the quarterly rate paid to investment professionals for sales of Eligible Shares of Class A will be 0.075% or approximately 0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment professionals for sales of Eligible Shares of Class A sold after January 1, 1997 will be 0.025% or approximately 0.10% annually.

         EDI will pay the investment professional a full year's service fee in advance of the dealer's sales of Class C shares of such Funds at the rate of 0.25% of the aggregate net asset value of such shares. EDI will pay service fees to the investment professionals based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment professional is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually); provided, however, that in any calendar quarter in which total service fees earned by the investment professional on such Class C Eligible Shares of Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment professional nor will such amounts be carried over for payment in a future quarter. Service fees will be paid by the twentieth day of the month before the end of the respective quarter. EDI will pay service fees other than those paid in advance to the extent that such amounts have been paid to EDI by the Funds.

         No service fees are paid on sales of any Class I or Institutional shares of the Funds.

Commissions

         EDI will also pay commissions to the investment professionals based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment professional is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment professional quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

         No commissions are paid on sales of any Class I or Institutional shares of the Funds.


June 18, 2001                                                554321 RV1 (6/01)

--------
1 The commission schedule for Adjustable Rate Fund became effective on April 12, 2001.